Interest Expense - Summary of Interest Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non financial private sector
Checking accounts	$ 1,316,252	$ 2,982,438	$ 810,562
Saving accounts	1,236,778	987,368	1,353,185
Time deposits and investments accounts	87,258,406	81,358,031	119,648,527
For Financing received from BCRA and other financial institutions	156,354	152,200	543,101
For repo transactions
Other financial institutions	294,566	295,464	691,469
For other financial liabilities	64,385	92,583	384,460
Issued corporate bonds	862,078	2,336,383	4,906,293
For subordinated corporate bonds	3,245,046	3,619,241	3,500,346
Total	$ 94,433,865	$ 91,823,708	$ 131,837,943